Interest income - Schedule of Interest Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income [Abstract]
Interest on related party loan	$ 0	$ 6,841	$ 6,821
Interest on bank deposits	2,342,071	560,349	217,568
Interest income	$ 2,342,071	$ 567,190	$ 224,389